Consolidated statement of cash flow - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 2,804	$ 3,140	$ 3,634	$ 5,944	$ 6,283
Depreciation, depletion, amortization and impairment	3,819	3,716	3,508	7,535	6,554
Non-current liabilities, valuation allowances, and deferred taxes	239	140	35	379	149
(Gains) losses on disposals of assets	(191)	(173)	(148)	(364)	(273)
Undistributed affiliates' equity earnings	(168)	(306)	(298)	(474)	(557)
(Increase) decrease in working capital	(317)	(2,970)	(856)	(3,287)	(4,078)
Other changes, net	65	82	371	147	249
Cash flow from operating activities	6,251	3,629	6,246	9,880	8,327
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(2,881)	(2,704)	(3,513)	(5,585)	(9,178)
Acquisitions of subsidiaries, net of cash acquired	(208)		12	(208)	(714)
Investments in equity affiliates and other securities	(437)	(753)	(146)	(1,190)	(308)
Increase in non-current loans	(370)	(130)	(140)	(500)	(311)
Total expenditures	(3,896)	(3,587)	(3,787)	(7,483)	(10,511)
Proceeds from disposals of intangible assets and property, plant and equipment	155	8	304	163	2,282
Proceeds from disposals of subsidiaries, net of cash sold	(1)	147	(7)	146	(4)
Proceeds from disposals of non-current investments	58	208	396	266	584
Repayment of non-current loans	353	134	581	487	997
Total divestments	565	497	1,274	1,062	3,859
Cash flow used in investing activities	(3,331)	(3,090)	(2,513)	(6,421)	(6,652)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	449	1	473	450	482
Issuance (repayment) of shares: Treasury shares	(1,279)	(491)	(1,182)	(1,770)	(1,740)
Dividends paid: Parent company shareholders	(2,935)	(1,830)	(2,692)	(4,765)	(4,208)
Dividends paid: Non-controlling interests	(93)		(72)	(93)	(84)
Payments on perpetual subordinated notes	(175)	(140)	(116)	(315)	(266)
Other transactions with non-controlling interests		(150)		(150)
Net issuance (repayment) of non-current debt	2,331	1,250	52	3,581	(2,428)
Increase (decrease) in current borrowings	37	(1,526)	(738)	(1,489)	969
Increase (decrease) in current financial assets and liabilities	(164)	106	(1,779)	(58)	(624)
Cash flow used in financing activities	(1,829)	(2,780)	(6,054)	(4,609)	(7,899)
Net increase (decrease) in cash and cash equivalents	1,091	(2,241)	(2,321)	(1,150)	(6,224)
Effect of exchange rates	200	(234)	(1,296)	(34)	(486)
Cash and cash equivalents at the beginning of the period	25,432	27,907	30,092	27,907	33,185
Cash and cash equivalents at the end of the period	$ 26,723	$ 25,432	$ 26,475	$ 26,723	$ 26,475